SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling, general and administrative expense [Line Items]
Services and fees	$ 79,283	$ 76,066	$ 86,990
Labor cost	215,418	241,552	229,529
Depreciation of property, plant and equipment	16,034	13,561	12,345
Amortization of intangible assets	118,339	93,842	78,264
Maintenance and expenses	4,894	5,096	5,038
Taxes	104,014	95,072	98,786
Office expenses	35,956	35,663	35,922
Freight and transportation	307,958	300,676	259,898
(Decrease) Increase of allowance for doubtful accounts	(293)	1,629	685
Others	15,872	13,607	16,790
Selling, general and administrative expenses	897,475	876,764	824,247
PwC
Selling, general and administrative expense [Line Items]
Auditor's remuneration	3,804	4,704	3,501
Auditor's remuneration for audit services	3,485	3,937	2,863
Auditor's remuneration for audit-related services	54	61	91
Auditor's remuneration for tax services	190	281	229
Auditor's remuneration for other services	$ 75	$ 425	$ 318